Servicing (Mortgage Servicing Rights Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing [Abstract]
Balance	$ 1,181	$ 1,218	$ 1,399
Capitalized servicing rights - new loan sales	273	252	134
Disposal (amortization based on loan payment and payoffs)	(195)	(552)	(168)
Change in fair value	(12)	263	(147)
Balance	$ 1,247	$ 1,181	$ 1,218